UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-04101

Excelsior Tax-Exempt Funds, Inc.

(Exact name of registrant as specified in charter)

114 West 47th Street, New York, NY	10036
(Address of principal executive offices)	(Zip code)

BISYS Fund Services, 3435 Stelzer Rd., Columbus, OH 43219

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-212-852-1000

Date of fiscal year end: March 31, 2006

Date of reporting period: December 31, 2005

Item 1.	Schedule of Investments.

Excelsior Tax-Exempt Funds, Inc.

Tax-Exempt Money Fund

Schedule of Portfolio Investments	December 31, 2005
(Unaudited)

Shares/Principal	Security Description	Value
TAX-EXEMPT CASH EQUIVALENT SECURITIES (90.56%):
17,620,000	Alaska State, Housing Finance Authority Revenue Bonds, State Capital Project, Series C, (MBIA), 3.52%, 07/01/22 (a)	$17,620,000
12,500,000	Anne Arundel County, Maryland, Commercial Paper, 3.15%, 04/06/06	12,500,000
13,835,000	Atlanta, Georgia, Water & Wastewater System Revenue Bonds, Floating Rate Certificates, Series 745D, (FGIC), 3.55%, 11/01/17 (a) (b)	13,835,000
55,465,000	Austin, Texas, Water & Wastewater System Revenue Bonds, (FSA), 3.58%, 05/15/24 (a)	55,465,000
25,000,000	Baltimore County, Maryland, Commercial Paper, 3.15%, 03/30/06	25,000,000
15,640,000	Bastrop, Texas, Munitops Certificates Trust, Independent School District General Obligation Bonds, Series 2003-23, 3.56%, 02/15/11 (a) (b)	15,640,000
14,065,000	Bryan, Texas, Munitops Certificates Trust, Independent School District General Obligation Bonds, Series 2005-16, 3.56%, 02/15/13 (a) (b)	14,065,000
45,000,000	Burke County, Georgia, Olgethorpe Power Development Authority, Commercial Paper, (AMBAC), 3.15%, 01/13/06	45,000,000
43,395,000	California State, General Obligation Bonds, TOCS, Series HH, (FSA), 3.54%, 07/01/13 (a) (b)	43,395,000
15,835,000	Cedar Hill, Texas, Munitops Certificates Trust, Independent School District General Obligation Bonds, Series 2005-19, 3.56%, 07/01/13 (a) (b)	15,835,000
44,430,000	Charlotte, North Carolina, Water & Sewer System Revenue Bonds, Series B, 3.55%, 07/01/27 (a)	44,430,000
7,200,000	Chicago, Illinois, Board of Education General Obligation Bonds, Series D, (FSA), 3.58%, 03/01/32 (a)	7,200,000
55,575,000	Chicago, Illinois, Capital Improvement General Obligation Bonds, Metropolitan Water Reclamation District Project, Series A, 3.50%, 12/01/31 (a)	55,575,000
7,000,000	Chicago, Illinois, General Obligation Bonds, Neighborhood Alive Project, Series 21-B, (MBIA), 3.55%, 01/01/37 (a)	7,000,000
23,500,000	Chicago, Illinois, General Obligation Bonds, Series B, (FGIC), 3.49%, 01/01/37 (a)	23,500,000
40,000,000	Chicago, Illinois, General Obligation Bonds, Series D (FSA), 3.51%, 01/01/40 (a)	40,000,000
7,455,000	Chicago, Illinois, General Obligation Bonds, TOCS, Series 0, (FSA), 3.55%, 07/10/13 (a) (b)	7,455,000
28,565,000	Chicago, Illinois, Sales Tax Revenue Bonds, (FGIC), 3.58%, 01/01/34 (a)	28,565,000
60,700,000	Chicago, Illinois, Water Revenue Bonds, Second Lien, (MBIA), 3.51%, 11/01/31 (a)	60,700,000
14,700,000	Colorado Springs, Colorado, School Disctrict No. 11 Facilities Corp. Certificate Participation, (FSA), 3.53%, 12/01/17 (a)	14,700,000
11,100,000	Colorado Springs, Colorado, Utilities Revenue Bonds, TOCS, Series E, 3.55%, 11/09/12 (a) (b)	11,100,000
6,520,000	Connecticut State, Special Tax Obligation Revenue Bonds, Floating Rate Certificates, Series 735, (AMBAC), 3.54%, 12/01/19 (a) (b)	6,520,000
25,995,000	Cypress Fairbanks, Texas, Munitops Certificates Trust, Independent School District General Obligation Bonds, Series 2003-22, 3.56%, 02/15/11 (a) (b)	25,995,000
16,685,000	Dallas, Texas, Munitops Certificates Trust, General Obligation Bonds, Series 2004-6, 3.56%, 02/15/12 (a) (b)	16,685,000
29,630,000	Dallas, Texas, Munitops Certificates Trust, Independent School District General Obligation Bonds, Series 2005-1, 3.56%, 08/15/12 (a) (b)	29,630,000
12,935,000	Denton, Texas, Munitops Certificates Trust, General Obligation Bonds, Series 2004-21, 3.56%, 08/15/12 (a) (b)	12,935,000
14,635,000	Detroit, Michigan, Munitops Certificates Trust, City School District General Obligation Bonds, Series 2004-39, (FGIC), 3.54%, 05/01/11 (a) (b)	14,635,000
51,660,000	Detroit, Michigan, Sewage Disposal, Revenue Bonds, Series C-2, (FGIC), 3.40%, 07/01/29 (a)	51,660,000
23,635,000	District of Columbia, General Obligation Bonds, Series D, (FGIC), 3.55%, 06/01/29 (a)	23,635,000
13,475,000	District of Columbia, Revenue Bonds, George Washington University, Series C, (MBIA), 3.52%, 09/15/29 (a)	13,475,000
3,500,000	Fort Bend, Texas, Munitops Certificates Trust, Independent School District General Obligation Bonds, Series 1999-6, 3.54%, 03/07/07 (a) (b)	3,500,000

9,265,000	Frisco, Texas, Munitops Certificates Trust, General Obligation Bonds, 3.56%, 08/15/11 (a) (b)	9,265,000
10,000,000	Fulton County, Georgia, Water & Sewage Revenue Bonds, Floating Rate, Certificates, Series 1120, (FGIC), 3.55%, 01/01/30 (a) (b)	10,000,000
8,500,000	Garden State Preservation Trust, New Jersey, Open Space & Farmland Revenue Bonds, Floating Rate Certificates, Series 860, (FSA), 3.54%, 11/01/17 (a) (b)	8,500,000
8,745,000	Georgia State, General Obligation Bonds, Floating Rate Certificates, Series 647, 3.55%, 05/01/22 (a) (b)	8,745,000
8,385,000	Grand Rapids, Michigan, Sanitation & Sewer Systems Revenue Bonds, TOCS, Series G, (FGIC), 3.55%, 07/23/12 (a) (b)	8,385,000
9,995,000	Harlandale, Texas, Munitops Certificates Trust, General Obligation Bonds, Series 2005-22, 3.56%, 08/15/13 (a) (b)	9,995,000
41,000,000	Harris County, Texas, General Obligation Bonds, Tax Anticipation Notes, 3.75%, 02/28/06	41,064,458
10,420,000	Hawaii State, Munitops Certificates Trust, General Obligation Bonds (FSA), 3.54%, 07/01/10 (a) (b)	10,420,000
10,000,000	Hockley County, Texas, Industrial Development Corporation, Pollution Control Revenue Bonds, Amoco Project - Standard Oil Co., 2.80%, 03/01/14 (a)	10,000,000
19,300,000	Hockley County, Texas, Industrial Development Corporation, Pollution Control Revenue Bonds, Amoco Project - Standard Oil Co., 2.98%, 11/01/19 (a)	19,300,000
5,700,000	Houston, Texas, General Obligation Bonds, TOCS, (AMBAC), 3.55%, 09/16/13 (a) (b)	5,700,000
9,995,000	Houston, Texas, Munitops Certificates Trust, Independent School District General Obligation Bonds, Series 2005-35, (PSF-GTD), 3.56%, 02/15/13 (a) (b)	9,995,000
12,600,000	Houston, Texas, Utility System Revenue Bonds, TOCS, Series A, (FSA), 3.55%, 05/15/12 (a) (b)	12,600,000
23,000,000	Howard County, Maryland, Commercial Paper, Series C, 3.15%, 03/07/06	23,000,000
20,000,000	Illinois State, General Obligation Notes, 4.50%, 03/30/06	20,067,650
40,000,000	Illinois State, General Obligation Notes, 4.50%, 04/28/06	40,173,190
25,000,000	Intermountain Power Agency, Utah, Commercial Paper, Series B, 3.15%, 03/08/06	25,000,000
13,800,000	Intermountain Power Agency, Utah, Commercial Paper, Series 85-F, (AMBAC), 3.15%, 03/09/06	13,800,000
12,330,000	Intermountain Power Agency, Utah, Power Supply Revenue Bonds, Series E, (AMBAC), 3.20%, 06/01/06 (a)	12,330,000
5,000,000	Jackson County, Mississippi, Water Systems General Obligation Bonds, Chervon Corp., 2.65%, 02/01/06 (a)	5,000,000
8,505,000	Jacksonville, Florida, Electric Authority Revenue Bonds, Floating Rate Trust Certificates, Series N-8, 3.63%, 10/01/23 (a) (b)	8,505,000
8,955,000	Judson, Texas, Munitops Certificates Trust, General Obligation Bonds, Series 2003-36, 3.56%, 02/01/11 (a) (b)	8,955,000
15,000,000	Lincoln, Nebraska, Electrical System Revenue Bonds, TOCS, Series CC, (FSA), 3.55%, 09/10/13 (a) (b)	15,000,000
9,900,000	Loudoun County, Virginia, Industrial Development Authority, Howard Hughs Medical Center, Revenue Bonds, Series A, 3.77%, 02/15/38 (a)	9,900,000
22,500,000	Massachusetts State, General Obligation Bonds, Series A, 3.37%, 09/01/16 (a)	22,500,000
7,510,000	Michigan State Building Authority, Revenue Bonds, Floating Rate Certificates, Series 886, (MBIA), 3.55%, 10/15/17 (a) (b)	7,510,000
9,495,000	Michigan State, Municipal Bond Authority Revenue Bonds, PUTTER, Series 419, 3.55%, 04/01/12 (a) (b)	9,495,000
5,210,000	Michigan State, Municipal Bond Authority Revenue Bonds, PUTTER, Series 453, 3.55%, 05/01/12 (a) (b)	5,210,000
11,097,000	Milford, Connecticut, General Obligation Bond Anticipation Notes, Lot B, 3.75%, 05/04/06	11,128,899
10,230,000	Montgomery County, Maryland, Genergal Obligation Bonds, PUTTER, Series 1163, 3.55%, 01/01/14 (a) (b)	10,230,000
15,000,000	Nashville & Davidson County, Tennessee, Metropolitan Government Commercial Paper, Vanderbilt University, 2.90%, 01/23/06	15,000,000
14,100,000	New Hampshire State, Health & Education Factilities, Dartmouth College Issue Revenue Bonds, 3.52%, 06/01/32 (a)	14,100,000
24,634,000	New Jersey State, Economic Development Authority, Revenue Bonds, Floating Rate Certificates, Series 1149, (AMBAC), 3.54%, 12/15/19 (a) (b)	24,634,000

18,650,000	New York City, New York, Transitional Finance Authority Revenue Bonds, New York City Recovery, Series 1, Subseries 1C, 3.75%, 11/01/22 (a)	18,650,000
8,780,000	New York City, New York, Transitional Finance Authority Revenue Bonds, PUTTER, Series 468, (MBIA), 3.55%, 02/01/11 (a) (b)	8,780,000
22,300,000	New York State, Housing Finance Agency Revenue Bonds, 10 Barclay Street, Series A, 3.52%, 11/15/37 (a)	22,300,000
12,195,000	North Carolina State, General Obligation Bonds, PUTTER, Series 465, 3.55%, 05/01/11 (a) (b)	12,195,000
10,290,000	North Carolina State, General Obligation Bonds, PUTTER, Series 466, 3.55%, 03/01/12 (a) (b)	10,290,000
7,000,000	North East Independant School District, Texas, General Obligation Bonds, TOCS, Series U, (PSF-GTD), 3.55%, 03/15/13 (a) (b)	7,000,000
31,085,000	Ohio State, Infrastructure Improvement General Obligations Bonds, Series D, 3.54%, 02/01/19 (a)	31,085,000
18,050,000	Oklahoma State, Water Resource Board Revenue Bonds, Loan Program, 2.80%, 09/01/32 (a)	18,050,000
45,700,000	Omaha, Nebraska, Public Finance Distribution, Commercial Paper, 3.15%, 03/14/06	45,700,000
64,800,000	Orlando, Florida, Utilities Commission Water & Electric Revenue Bonds, Series A, 3.33%, 10/01/17 (a)	64,800,000
4,000,000	Pennsylvania State, Higher Educational Facilities Authority Revenue Bonds, TOCS, Series P, 3.55%, 07/10/13 (a) (b)	4,000,000
36,000,000	Pennsylvania State, Turnpike Commission Revenue Bonds, Series A-2, 3.58%, 12/01/30 (a)	36,000,000
16,700,000	Pennsylvania State, University Revenue Bonds, Series A, 3.50%, 04/01/31 (a)	16,700,000
9,460,000	Pflugerville, Texas, Munitops Certificates Trust, Independent School District General Obligation Bonds, Series 2005-17, 3.56%, 02/15/13 (a) (b)	9,460,000
3,905,000	Phoenix, Arizona, Civic Improvement Corp., Excise Tax Revenue Bonds, EAGLE, Class A, 3.56%, 07/01/17 (a) (b)	3,905,000
59,700,000	Private Colleges & Universities, Georgia, Revenue Bonds, Emory University, Series B-1, 3.38%, 09/01/35 (a)	59,700,000
36,800,000	Private Colleges & Universities, Georgia, Revenue Bonds, Emory University, Series B-2, 3.48%, 09/01/35 (a)	36,800,000
19,390,000	Rochester, New York, General Obligation Bond Anticipation Notes, Series I, 3.50%, 03/02/06	19,406,429
17,900,000	Salt River Project, Arizona, Commercial Paper, 3.15%, 02/07/06	17,900,000
10,000,000	San Antonio, Texas, Commercial Paper, Series A, 3.15%, 03/09/06	10,000,000
9,930,000	South Carolina State, Public Services Authority, Revenue Bonds, PUTTER, Series 1198, (MBIA), 3.55%, 07/01/13 (a) (b)	9,930,000
44,000,000	St. James Parish, Louisiana, Pollution Control Commercial Paper, Texaco Project, 3.15%, 02/14/06	44,000,000
50,800,000	St. Joseph County, Indiana, Educational Facilities Revenue Bonds, University of Notre Dame, Du Lac Project,, 3.50%, 03/01/40 (a)	50,800,000
13,760,000	Texas State, Tax & Revenue Authority, General Obligation Anticipation Notes, 4.50%, 08/31/06	13,866,876
9,000,000	Univeristy of North Carolina, University Revenue Bonds, TOCS, Series W, 3.55%, 11/12/13 (a) (b)	9,000,000
16,385,000	University of Delaware, University Revenue Bonds, 3.75%, 11/01/35 (a)	16,385,000
1,030,000	University of Minnesota, University Revenue Bonds, Series A, 3.58%, 01/01/34 (a)	1,030,000
5,565,000	University of Texas, University Revenue Bonds, PUTTER, Series 592, 3.55%, 08/15/12 (a) (b)	5,565,000
3,300,000	University of Virginia, University Revenue Bonds, EAGLE, Series A, 3.56%, 06/01/33 (a) (b)	3,300,000
7,300,000	Valdez, Alaska, Marine Terminal Revenue Bonds, BP Pipelines Project, 3.78%, 07/01/37 (a)	7,300,000
32,800,000	Valdez, Alaska, Marine Terminal Revenue Bonds, BP Pipelines Project, Series B, 3.78%, 07/01/37 (a)	32,800,000
6,000,000	Valdez, Alaska, Marine Terminal Revenue Bonds, BP Pipelines Project, Series C, 3.78%, 07/01/37 (a)	6,000,000
8,400,000	Virginia Commonwealth, Transportation Board, Revenue Bonds, Floating Rate Certificates, Series 727, 3.55%, 05/15/19 (a) (b)	8,400,000
21,600,000	Virginia State, Public Building Authority Revenue Bonds, Series D, 3.53%, 08/01/25 (a)	21,600,000
9,745,000	Washoe County, Nevada, General Obligation Bonds, Floating Rate Certificates, Series 1241, (MBIA), 3.55%, 01/01/35 (a) (b)	9,745,000
13,000,000	Wilmington, North Carolina, General Obligation Bonds, 3.50%, 06/01/15 (a)	13,000,000
6,655,000	Wisconsin State, General Obligation Bonds, PUTTER, Series 1195, (MBIA), 3.55%, 05/01/13 (a) (b)	6,655,000
35,428,000	Wisconsin State, Transportation Revenue, Commercial Paper, 3.12%, 02/09/06	35,428,000
5,265,000	Yoakum County, Texas, Industrial Development Corporation, Pollution Control Revenue Bonds, Amoco Project, 2.98%, 11/01/19 (a)	5,265,000
8,140,000	York County, South Carolina, School District 4 General Obligation Bonds, Fort Mill, TOCS, Series F, 3.55%, 03/09/12 (a) (b)	8,140,000

Total TAX-EXEMPT CASH EQUIVALENT SECURITIES (Cost $1,983,689,502)		1,983,689,502

TAX-EXEMPT CASH EQUIVALENT SECURITIES - BACKED BY LETTERS OF CREDIT (13.84%):
36,275,000	Atlanta, Georgia, Metropolitan Rapid Transportation Authority, Sales Tax Revenue Bonds, Series A, (BAYERISCHE LANDESBANK-50% / WESTDEUTSCHE LANDESBANK-50%), 3.45%, 07/01/25 (a)	36,275,000
14,200,000	Austin, Texas, Utilities, Commercial Paper, Series A, (JP MORGAN CHASE BANK-41% / BAYERISCHE LANDESBANK -26% / STATE STREET BANK & TRUST -33%), 3.14%, 03/07/06	14,200,000
13,560,000	Austin, Texas, Utilities, Commercial Paper, Series A, (JP MORGAN CHASE BANK-41% / BAYERISCHE LANDESBANK -26% / STATE STREET BANK & TRUST -33%), 3.14%, 03/15/06	13,560,000
29,900,000	Baltimore, Maryland, Port Facilities Authority Revenue Bonds, (BNP PARIBAS), 3.00%, 10/14/11 (a)	29,900,000
10,000,000	California State, Department of Water Reserve Power Supply Revenue Bonds, Series B-2, (BNP PARIBAS), 3.75%, 05/01/22 (a)	10,000,000
24,800,000	California State, General Obligation Bonds, Series B, Subseries B-2, (SOCIETE GENERALE), 3.08%, 05/01/40 (a)	24,800,000
20,000,000	Colorado State, Regional Transportation District, Commercial Paper, (WESTDEUTSCHE LANDESBANK), 3.10%, 03/07/06	20,000,000
16,000,000	Des Moines, Iowa, Hospital Facilities Authority Revenue Bonds, Methodist Medical Center Project, (BANK OF AMERICA N.A.), 3.55%, 08/01/15 (a)	16,000,000
15,000,000	District of Columbia, Phillips College Issue Revenue Bonds, (BANK OF AMERICA N.A.), 3.55%, 08/01/33 (a)	15,000,000
31,900,000	Illinois State, Development Finance Authority Revenue Bonds, Chicago Symphony Orchestra, (NORTHERN TRUST COMPANY), 3.54%, 12/01/28 (a)	31,900,000
20,000,000	Indiana State, Municipal Power Agency, Power Supply System Revenue Bonds, Series A, (DEXIA CREDIT LOCAL), 3.50%, 01/01/18 (a)	20,000,000
12,000,000	Indiana State, Museum of Art Revenue Bonds, (JP MORGAN CHASE BANK), 3.58%, 02/01/39 (a)	12,000,000
7,000,000	Kenton County, Kentucky, Industrial Building Authority Revenue Bonds, Redken Labs, Inc. Project, (JP MORGAN CHASE BANK), 3.05%, 12/01/14 (a)	7,000,000
13,600,000	King County, Washington, Sewer Authority Revenue Bonds, Series A, (LANDESBANK HESSEN-THURINGEN), 3.53%, 01/01/32 (a)	13,600,000
9,930,000	Vermont State, Educational & Health Buildings, Financing Agency Revenue Bonds, Northeastern Regional Hospitals, Series A, (BANKNORTH N.A.), 3.75%, 10/01/29 (a)	9,930,000
29,000,000	Washington State, Housing Finance Commission, Nonprofit Revenue Bonds, Seattle Art Museum Project, (ALLIED IRISH BANK PLC), 3.75%, 07/01/33 (a)	29,000,000

Total TAX-EXEMPT CASH EQUIVALENT SECURITIES - BACKED BY LETTERS OF CREDIT (Cost $303,165,000)		303,165,000

REGISTERED INVESTMENT COMPANIES (0.11%):
583,011	BlackRock Muni Fund	583,011
1,849,179	Dreyfus Tax Exempt Cash Fund	1,849,179

Total REGISTERED INVESTMENT COMPANIES (Cost $2,432,190)		2,432,190

Total Investments (Cost $2,289,286,692) - 104.51%		2,289,286,692
Liabilities in excess of other assets - (4.51)%		(98,843,640)

NET ASSETS - 100.00%		$2,190,443,052

(a)	Variable Rate Security – The rate disclosed is as of December 31, 2005.

(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2005, these securities amounted to $530,734,000 or 24.23% of net assets.

AMBAC – American Municipal Bond Assurance Corp.

FGIC – Financial Guaranty Insurance Corp.

FSA – Financial Security Assurance

MBIA – Municipal Bond Insurance Association

PSF-GTD – Permanent School Fund – Guaranteed

Notes:

These municipal securities meet the three highest ratings assigned by Moody’s Investors Services, Inc. or Standard and Poor’s Corporation or, where not rated, are determined by the Advisor, under the supervision of the Board of Directors, to be of comparable quality at the time of purchase to rated instruments that may be acquired by the Fund.

At December 31, 2005, approximately 14% of the net assets are invested in municipal securities that have letter of credit enhancement features or escrows in U.S. Government securities backing them, on which the Fund relies. Without such features, the securities may or may not meet the quality standards of securities purchased by the Fund.

Excelsior Tax-Exempt Funds, Inc.

New York Tax-Exempt Money Fund

Schedule of Portfolio Investments	December 31, 2005
(Unaudited)

Shares/Principal	Security Description	Value
TAX-EXEMPT CASH EQUIVALENT SECURITIES (70.88%):
9,500,000	Carmel, New York, Central School District General Obligation Bonds, Bond Anticipation Notes, 4.50%, 07/21/06	$9,564,401
15,310,000	Erie County, New York, Industrial Development Agency Revenue Bonds, School Facilities, TOCS, Series J, (FSA), 3.53%, 05/01/12 (a) (b)	15,310,000
2,400,000	Erie County, New York, Water Authority Revenue Bonds, Series A, (AMBAC), 3.45%, 12/01/16 (a)	2,400,000
3,300,000	Harrison, New York, General Obligaton Bonds, Revenue Anticipation Notes, 3.25%, 03/27/06	3,300,748
14,000,000	New York City, New York, Metropolitan Transportation Authority Revenue Bonds, Series D-2, (AMBAC), 3.56%, 11/01/34 (a)	14,000,000
9,955,000	New York City, New York, Municipal Water Finance Authority Revenue Bonds, PUTTER, Series 622, (AMBAC), 3.55%, 06/15/12 (a) (b)	9,955,000
8,995,000	New York City, New York, Municipal Water Finance Authority Revenue Bonds, Water & Sewer Systems Floating Rate Trust Certificates, Series 726X, (MBIA), 3.55%, 06/15/27 (a) (b)	8,995,000
10,870,000	New York City, New York, Transitional Finance Authority Revenue Bonds, EAGLE, Class A, 3.55%, 02/01/31 (a) (b)	10,870,000
10,000,000	New York City, New York, Transitional Finance Authority Revenue Bonds, FLOATER, Series 536, (MBIA), 3.55%, 05/01/15 (a) (b)	10,000,000
4,995,000	New York City, New York, Transitional Finance Authority Revenue Bonds, PUTTER, Series 307, (AMBAC), 3.55%, 08/01/19 (a) (b)	4,995,000
5,500,000	New York City, New York, Transitional Finance Authority Revenue Bonds, PUTTER, Series 471, (FGIC), 3.55%, 02/01/11 (a) (b)	5,500,000
10,000,000	New York City, New York, Water & Sewage Authority Commercial Paper, Series 1, 3.11%, 04/13/06	10,000,000
10,420,000	New York State, Dormitory Authority Commercial Paper, Cornell University, 3.11%, 02/09/06	10,420,000
9,830,000	New York State, Dormitory Authority Commercial Paper, 1997, Columbia University, 2.98%, 02/09/06	9,830,000
4,450,000	New York State, Dormitory Authority Revenue Bonds, Personal Income Tax, FLOATER, Series F, (FSA), 3.54%, 05/07/13 (a) (b)	4,450,000
4,500,000	New York State, Environmental Facilities Corporation Revenue Bonds, FLOATER, Series 918, 3.55%, 06/15/31 (a) (b)	4,500,000
2,300,000	New York State, Housing Finance Agency, State Personal Income Tax Revenue Bonds, Series C, (FGIC), 3.56%, 03/15/33 (a)	2,300,000
4,740,000	New York State, Mortgage Agency Revenue Bonds, FLOATER, Series 1199, 3.55%, 10/01/27 (a) (b)	4,740,000
10,000,000	New York State, Munitops Certificates Trust, Revenue Bonds, (FSA), 3.54%, 12/15/12 (a) (b)	10,000,000
15,000,000	New York State, Munitops Certificates Trust, Revenue Bonds, (FSA), 3.54%, 08/01/13 (a) (b)	15,000,000
7,000,000	New York State, Power Authority General Obligation Bonds, 2.80%, 03/01/20 (a)	7,000,000
12,500,000	New York State, Sales Tax Asset Receivable Corporation Revenue Bonds, FLOATER, Series 1177, (AMBAC), 3.55%, 10/15/32 (a) (b)	12,500,000
8,265,000	New York State, Sales Tax Asset Receivable Corporation Revenue Bonds, PUTTER, Series 564, (MBIA), 3.55%, 10/15/12 (a) (b)	8,265,000
23,225,000	New York State, Thruway Authority Revenue Bonds, EAGLE, Class A, (AMBAC), 3.55%, 01/01/30 (a) (b)	23,224,999
3,100,000	New York State, Thruway Authority Revenue Bonds, Highway & Bridge Trust Fund, PUTTER, Series 1047, (AMBAC), 3.55%, 04/01/13 (a) (b)	3,100,000
6,100,000	New York State, Thruway Authority Revenue Bonds, Highway & Bridge Trust Fund, TOCS, Series JJ, (FGIC), 3.54%, 10/10/13 (a) (b)	6,100,000
6,000,000	New York State, Triborough Bridge & Tunnel Authority Revenue Bonds, EAGLE, Class A, (MBIA), 3.55%, 01/01/32 (a) (b)	6,000,000
2,800,000	New York State, Triborough Bridge & Tunnel Authority Revenue Bonds, Series B, 3.49%, 01/01/33 (a)	2,800,000

11,000,000	New York State, Triborough Bridge & Tunnel Authority Revenue Bonds, Sub-Series B3, 3.53%, 01/01/32 (a)	11,000,000
13,900,000	Niagara Falls, New York, Bridge Commission Toll Authority Revenue Bonds, Series A, (FGIC), 3.45%, 10/01/19 (a)	13,900,000
5,000,000	Port Authority of New York & New Jersey, Special Obligation Revenue Bonds, Versatile Structure Obligation, Series 5, 3.75%, 08/01/24 (a)	5,000,000
10,000,000	Rochester, New York, General Obligation Bonds, Bond Anticipation Notes, Series I, 3.50%, 03/02/06	10,008,473
10,000,000	Suffolk County, New York, General Obligation Bonds, Tax Anticipation Notes, 4.00%, 08/16/06	10,048,900
17,600,000	Suffolk County, New York, Water Authority Revenue Bonds, Bond Anticipation Notes, 3.49%, 01/01/08 (a)	17,600,000
7,500,000	Tompkins County, New York, Industrial Development Agency Revenue Bonds, Civic Facilities, Ithaca College Project, (XLCA), 3.56%, 07/01/34 (a)	7,500,000

Total TAX-EXEMPT CASH EQUIVALENT SECURITIES (Cost $310,177,521)		310,177,521

TAX-EXEMPT CASH EQUIVALENT SECURITIES - BACKED BY LETTERS OF CREDIT (27.34%):
2,500,000	Allegany County, New York, General Obligation Bonds, Bond Anticipation Notes, (JP MORGAN CHASE & CO.), 4.25%, 09/27/06	2,517,949
6,400,000	Long Island Power Authority, New York, Electric Systems Revenue Bonds, Series 1A, (BAYERISCHE LANDESBANK-80% / LANDESBANK BADEN-WUERTTEMBERG-20%), 3.56%, 05/01/33 (a)	6,400,000
4,350,000	Long Island Power Authority, New York, Electric Systems Revenue Bonds, Sub-Series 2A, (WESTDEUTSCHE LANDESBANK), 3.36%, 05/01/33 (a)	4,350,000
4,660,000	Monroe County, New York, Industrial Development Agency Revenue Bonds, Civic Facilities, Greater Rochester YMCA Project, (MANUFACTURERS & TRADERS), 3.56%, 04/01/31 (a)	4,660,000
5,000,000	New York City, New York, General Obligation Bonds, Sub-Series A2, (BANK OF AMERICA N.A.), 3.34%, 08/01/31 (a)	5,000,000
9,630,000	New York City, New York, General Obligation Bonds, Sub-Series B8, (BAYERISCHE LANDESBANK), 3.52%, 08/15/24 (a)	9,630,000
10,600,000	New York City, New York, General Obligation Bonds, Sub-Series G3, (WESTDEUTSCHE LANDESBANK), 3.34%, 08/01/14 (a)	10,600,000
8,800,000	New York City, New York, Industrial Development Agency Revenue Bonds, Civic Facilities, Jewish Community Center Project, (MANUFACTURERS & TRADERS), 3.59%, 03/01/30 (a)	8,800,000
15,320,000	New York City, New York, Industrial Development Agency Revenue Bonds, Special Facilities, New York Stock Exchange Project, Series B, (BANK OF AMERICA N.A.), 3.51%, 05/01/33 (a)	15,320,000
3,100,000	New York State, Commercial Paper, Mount Sinai Medical School, (JP MORGAN CHASE & CO.), 3.08%, 02/17/06	3,100,000
300,000	New York State, Dormitory Authority Revenue Bonds, Oxford University Press Inc., (LANDESBANK HESSEN-THURINGEN), 3.53%, 07/01/25 (a)	300,000
3,000,000	New York State, Energy Research & Development Authority Facilities Revenue Bonds, Sub-series A-1, (WACHOVIA BANK N.A.), 3.47%, 05/01/39 (a)	3,000,000
1,200,000	New York State, Environmental Quality Commercial Paper, Series 1998-A, (JP MORGAN CHASE & CO.-33% / BAYERISCHE LANDESBANK-33% / LANDESBANK HESSEN-THURINGEN -33%), 3.10%, 03/03/06	1,200,000
13,500,000	New York State, Housing Finance Agency Revenue Bonds, Service Contracts, Series I, (LANDESBANK HESSEN-THURINGEN), 3.56%, 03/15/31 (a)	13,500,000
6,161,000	New York State, Local Government Assistance Corporation Revenue Bonds, Series B, (BANK OF NOVA SCOTIA), 3.45%, 04/01/25 (a)	6,161,000
20,000,000	Puerto Rico Commonwealth Revenue Bonds, Tax & Revenue Anticipation Notes (BANK OF NOVA SCOTIA-23% / CITIBANK-17% / BNP PARIBAS-17% / DEXIA CREDIT LOCAL-17% / FORTIS BANK-12% / RBC-8% / STATE STREET BANK & TRUST-6%), 4.50%, 07/28/06	20,142,544
4,938,000	Yonkers, New York, Industrial Development Agency Revenue Bonds, Civic Facilities, Consumers Union Facility, (BANK OF NEW YORK), 3.65%, 07/01/19 (a)	4,938,000

Total TAX-EXEMPT CASH EQUIVALENT SECURITIES - BACKED BY LETTERS OF CREDIT (Cost $119,619,493)		119,619,493

TAX-EXEMPT CASH EQUIVALENT SECURITIES - ESCROWED IN U.S. GOVERNMENTS (3.36%):
9,000,000	New York City, New York, Transitional Finance Authority Revenue Bonds, FLOATER, Series 283, (Partially Prerefunded 05/15/10 @ 101), 3.55%, 11/15/18 (a) (b)	9,000,000
5,695,000	New York State, Metropolitan Transportation Authority Revenue Bonds, Floating Rate Trust Certificates, Series 9, (FGIC) (Prerefunded 07/01/06 @ 100), 3.55%, 07/01/26 (a) (b)	5,695,000

Total TAX-EXEMPT CASH EQUIVALENT SECURITIES - ESCROWED IN U.S. GOVERNMENTS (Cost $14,695,000)		14,695,000

REGISTERED INVESTMENT COMPANIES (0.05%):
224,825	BlackRock Institutional New York Money Market Fund	224,825
1	Dreyfus New York Tax Exempt Fund	1

Total REGISTERED INVESTMENT COMPANIES (Cost $224,826)		224,826

Total Investments (Cost $444,716,840) - 101.63%		444,716,840
Liabilities in excess of other assets - (1.63)%		(7,125,163)

NET ASSETS - 100.00%		$437,591,677

(a)	Variable Rate Security – The rate disclosed is as of December 31, 2005.

(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2005, these securities amounted to $178,200,000 or 40.72% net assets.

AMBAC – American Municipal Bond Assurance Corp.

FGIC – Financial Guaranty Insurance Corp.

FSA – Financial Security Assurance

MBIA – Municipal Bond Insurance Association

XLCA – XL Capital Assurance Inc.

Notes:

These municipal securities meet the three highest ratings assigned by Moody’s Investors Services, Inc. or Standard and Poor’s Corporation or, where not rated, are determined by the Advisor, under the supervision of the Board of Directors, to be of comparable quality at the time of purchase to rated instruments that may be acquired by the Fund.

At December 31, 2005, approximately 31% of the net assets are invested in municipal securities that have letter of credit enhancement features or escrows in U.S. Government securities backing them, on which the Fund relies. Without such features, the securities may or may not meet the quality standards of securities purchased by the Fund.

At December 31, 2005, approximately 95% of the net assets are invested in New York municipal securities. Economic changes affecting the state and certain of its public bodies and municipalities may affect the ability of the issuers to pay the required principal and interest payments of the municipal securities.

Excelsior Tax-Exempt Funds, Inc.

Short-Term Tax-Exempt Securities Fund

Schedule of Portfolio Investments	December 31, 2005
(Unaudited)

Shares/Principal	Security Description	Value
TAX-EXEMPT CASH EQUIVALENT SECURITIES (5.65%):
7,000,000	Missouri State Development Finance Board, Cultural Facilities Revenue Bonds, Series B, (MBIA) (SPA: JP Morgan Chase Bank), 3.70%, 12/01/31 (a)	$7,000,000
1,000,000	Valdez, Alaska, Marine Revenue Bonds, Series A, 3.78%, 06/01/37 (a)	1,000,000

Total TAX-EXEMPT CASH EQUIVALENT SECURITIES (Cost $8,000,000)		8,000,000

TAX-EXEMPT SECURITIES (78.13%):
6,650,000	California State Revenue Bonds, Revenue Anticipation Notes, 4.50%, 06/30/06	6,691,496
4,180,000	Georgia Municipal Electric Authority Revenue Bonds, Project 1-Sub-Series E, (MBIA), 5.00%, 01/01/09	4,373,367
3,000,000	Jacksonville, Florida, Electric Authority Revenue Bonds, Series 21, (MBIA), 5.00%, 10/01/11	3,217,470
5,000,000	Maryland State & Local Facilities General Obligation Bonds, Series B, 5.25%, 02/15/11	5,425,550
5,000,000	Massachusetts State General Obligation Bonds, Series B, 4.00%, 08/01/06	5,022,100
5,330,000	Multnomah County, Oregon, General Obligation Bonds, (AMBAC), 5.00%, 08/01/10	5,681,194
7,405,000	New Jersey Economic Development Authority Revenue Bonds, Series F, 5.00%, 06/15/07	7,573,612
10,000,000	New York City, New York, Transitional Finance Authority Revenue Bonds, Future Tax, Sub-Series D1, 5.00%, 11/01/07	10,303,199
6,000,000	New York State Metropolitan Transportation Authority Revenue Bonds, Series H, 5.25%, 11/15/10	6,429,300
5,000,000	New York State Triborough Bridge & Tunnel Authority Revenue Bonds, (MBIA-IBC-BNY), 6.00%, 01/01/11	5,567,650
5,000,000	New York State Urban Development Corporation, Correctional & Youth Facilities Revenue Bonds, Series A, 5.25%, 01/01/09	5,233,250
7,000,000	Ohio State Water Development Authority Revenue Bonds, 5.00%, 12/01/11	7,532,420
4,000,000	Pennsylvania State General Obligation Bonds, First Series, 5.25%, 02/01/09	4,220,040
5,000,000	Seattle, Washington, Municipal Light & Power Revenue Bonds, (FSA), 5.00%, 11/01/06	5,069,400
3,995,000	South Carolina Transportation Infrastructure Bank Revenue Bonds, Series A, (AMBAC), 5.00%, 10/01/09	4,231,864
7,000,000	Southeastern Virginia Public Services Authority Revenue Bonds, Series A, (MBIA), 5.25%, 07/01/10	7,540,960
7,000,000	Texas State General Obligation Bonds, Tax and Revenue Anticipation Note, 4.50%, 08/31/06	7,054,180
5,000,000	Texas State Public Finance Authority General Obligation Bonds, Series A, 5.25%, 10/01/07	5,162,350
4,000,000	Virginia Commonwealth Transportation Board Revenue Bonds, Federal Highway Reimbursement Anticipation Note, 5.00%, 10/01/09	4,225,600

Total TAX-EXEMPT SECURITIES (Cost $111,192,142)		110,555,002

TAX-EXEMPT SECURITIES - BACKED BY LETTERS OF CREDIT (3.56%):
5,000,000	Puerto Rico Commonwealth Revenue Bonds, Tax & Revenue Anticipation Notes, (Bank of Nova Scotia-23% / Citibank-17% / BNP Paribas-17% / Dexia Credit Local-17% / Fortis Bank-12% / RBC-8% / State Street Bank & Trust-6%), 4.50%, 07/28/06	5,035,750

Total TAX-EXEMPT SECURITIES - BACKED BY LETTERS OF CREDIT (Cost $5,035,641)		5,035,750

TAX-EXEMPT SECURITIES - ESCROWED IN U.S. GOVERNMENTS (10.85%):
5,000,000	Chicago, Illinois, Neighborhoods Alive 21 Program, General Obligation Bonds, (FGIC) (Prerefunded 01/01/11 @ 100), 5.50%, 01/01/36	5,456,499
4,565,000	Chicago, Illinois, Sales Tax Revenue Bonds, (FGIC) (Prerefunded 01/01/09 @ 101), 5.38%, 01/01/30	4,871,175
595,000	New Jersey Economic Development Authority Revenue Bonds, Series F (Escrowed to Maturity), 5.00%, 06/15/07	609,566
4,000,000	University of Washington, Student Facilities Revenue Bonds, (FSA) (Prerefunded 06/01/10 @ 101), 5.75%, 06/01/25	4,412,480

Total TAX-EXEMPT SECURITIES - ESCROWED IN U.S. GOVERNMENTS (Cost $15,451,515)		15,349,720

REGISTERED INVESTMENT COMPANIES (0.08%):
118,833	BlackRock Muni Fund	118,833
1	Dreyfus Tax Exempt Cash Fund	1

Total REGISTERED INVESTMENT COMPANIES (Cost $118,834)		118,834

Total Investments (Cost $139,798,132) (b) - 98.27%		139,059,306
Other assets in excess of liabilities - 1.73%		2,442,662

NET ASSETS - 100.00%		$141,501,968

(a)	Variable Rate Security - The rate disclosed is as of December 31, 2005.

(b)	Unrealized appreciation (depreciation) of securities:

Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/(Depreciation)
$131,266	$(870,092)	$(738,826)

AMBAC – American Municipal Bond Assurance Corp.

FGIC – Financial Guaranty Insurance Corp.

FSA – Financial Security Assurance

MBIA – Municipal Bond Insurance Association

SPA – Standby Purchase Agreement

Notes:

These municipal securities meet the three highest ratings assigned by Moody’s Investors Services, Inc. or Standard and Poor’s Corporation or, where not rated, are determined by the Advisor, under the supervision of the Board of Directors, to be of comparable quality at the time of purchase to rated instruments that may be acquired by the Fund.

At December 31, 2005, approximately 14% of the net assets are invested in municipal securities that have letter of credit enhancement features or escrows in U.S. Government securities backing them, on which the Fund relies. Without such features, the securities may or may not meet the quality standards of securities purchased by the Fund.

Excelsior Tax-Exempt Funds, Inc.

Intermediate-Term Tax-Exempt Fund

Schedule of Portfolio Investments	December 31, 2005
(Unaudited)

Shares/Principal	Security Description	Value
TAX-EXEMPT CASH EQUIVALENT SECURITIES (5.18%):
14,800,000	Iowa State Finance Authority Revenue Bonds, Multi-Family Housing, Village Court Association, Series B, 3.58%, 11/01/15 (a)	$14,800,000
3,000,000	Missouri State Health & Educational Facilities Authority Revenue Bonds, Washington University, Series A, (SPA: Dexia Credit Local), 3.70%, 02/15/34 (a)	3,000,000

Total TAX-EXEMPT CASH EQUIVALENT SECURITIES (Cost $17,800,000)		17,800,000

TAX-EXEMPT SECURITIES (78.97%):
5,000,000	California State General Obligation Bonds, 5.00%, 08/01/21	5,276,150
6,700,000	California State Revenue Bonds, Revenue Anticipation Notes, 4.50%, 06/30/06	6,741,808
10,000,000	Colorado Springs, Colorado, Utilities Revenue Bonds, Series A, 5.25%, 11/15/10	10,794,200
10,000,000	Connecticut State Special Tax Obligation Revenue Bonds, Transportation Infrastructure, Series A, (FGIC), 5.50%, 10/01/10	10,888,600
10,000,000	Dallas, Texas, Water Works & Sewer System Revenue Bonds, (FSA), 5.38%, 10/01/12	11,040,600
2,820,000	Detroit, Michigan, Sewage Disposal Revenue Bonds, Senior Lien, Series A, (FSA), 5.00%, 07/01/14	3,048,589
10,000,000	Florida State Division Board Finance Department, General Services Revenue Bonds, Department of Environmental Protection- Preservation 2000, Series A, (FSA), 6.00%, 07/01/13	11,471,300
10,000,000	Hawaii State General Obligation Bonds, Series CY, (FSA), 5.50%, 02/01/12	10,999,200
10,000,000	Illinois State General Obligation Bonds, First Series, (MBIA), 5.50%, 08/01/14	11,218,000
10,000,000	Illinois State Sales Tax Revenue Bonds, First Series, (FSA), 5.25%, 06/15/13	10,945,900
10,000,000	Jefferson County, Colorado, School District General Obligation Bonds, (MBIA), 6.50%, 12/15/11	11,574,000
10,000,000	Los Angeles, California, Department of Water & Power Revenue Bonds, Series B, (MBIA), 5.00%, 07/01/13	10,891,300
5,195,000	Maryland State Capital Improvement General Obligation Bonds, 5.00%, 02/15/16, 5.00%, 02/15/16	5,662,758
10,000,000	Massachusetts State Construction Loan General Obligation Bonds, Series B, 5.00%, 08/01/14	10,817,400
10,000,000	Michigan State Building Authority Revenue Bonds, Facilities Program, Series I, (FSA), 5.25%, 10/15/14	10,939,700
8,000,000	Minnesota Public Facilities Authority, Water Pollution Control Revenue Bonds, Series B, 5.00%, 03/01/19	8,794,560
5,720,000	Nassau County, New York, Interim Finance Authority Revenue Bonds, Sales Tax Revenue, Series B, 5.00%, 11/15/14	6,186,466
8,000,000	New Jersey State General Obligation Bonds, Series N, (AMBAC), 5.50%, 07/15/16	9,066,880
10,000,000	New Jersey State General Obligation Bonds, Series D, 6.00%, 02/15/11	11,140,500
10,000,000	New Jersey State Transportation Corporation, Certificate Participation, Federal Transportation Administration Grants, Series A, (FGIC), 5.00%, 09/15/19	10,631,100
12,000,000	New York City, General Obligation Bonds, Series G, 5.00%, 12/01/21	12,561,359
10,000,000	New York State Dormitory Authority Revenue Bonds, State University Educational Facilities, Series B, (FSA), 5.25%, 05/15/11	10,848,200
3,000,000	New York State Thruway Authority Revenue Bonds, Highway & Bridge Trust Fund, Series B, (FSA), 5.00%, 04/01/15	3,261,060
10,000,000	Pennsylvania State General Obligation Bonds, Second Series, (FGIC), 5.25%, 10/01/14	11,092,600
10,000,000	Phoenix, Arizona, Civic Improvement Corporation, Water Systems Revenue Bonds, Junior Lien, (MBIA), 5.00%, 07/01/20	10,693,400
10,000,000	South Carolina State Public Services Authority Revenue Bonds, Series A, (FSA), 5.50%, 01/01/11	10,936,900
7,050,000	South Carolina Transportation Infrastructure Revenue Bonds, Series A, (AMBAC), 5.00%, 10/01/15	7,726,871
5,000,000	Virginia Commonwealth Transportation Board Revenue Bonds, Federal Highway Reimbursement Anticipation Note, 5.00%, 09/28/15	5,458,450

10,240,000	Wisconsin State General Obligation	10,740,224
	Bonds, Series E, 5.00%, 05/01/09	271,448,075

Total TAX-EXEMPT SECURITIES (Cost $266,329,124)		271,448,075

TAX-EXEMPT SECURITIES - BACKED BY LETTERS OF CREDIT (1.47%):
5,000,000	Puerto Rico Commonwealth Revenue Bonds, Tax & Revenue Anticipation Notes, (Bank of Nova Scotia-23% / Citibank-17% / BNP Paribas-17% / Dexia Credit Local-17% / Fortis Bank-12% / RBC-8% / State Street Bank & Trust-6%), 4.50%, 07/28/06	5,035,750

Total TAX-EXEMPT SECURITIES - BACKED BY LETTERS OF CREDIT (Cost $5,035,641)		5,035,750

TAX-EXEMPT SECURITIES - ESCROWED IN U.S. GOVERNMENTS (13.32%):
10,000,000	Chicago, Illinois, Metropolitan Water Reclamation District Authority General Obligation Bonds, Series A, (Escrowed to Maturity), 5.25%, 12/01/10	10,796,200
5,000,000	Chicago, Illinois, Neighborhoods Alive 21 Program, General Obligation Bonds, (FGIC) (Prerefunded 01/01/11 @ 100), 5.50%, 01/01/36	5,456,500
7,180,000	Detroit, Michigan, Sewage Disposal Revenue Bonds, Senior Lien, Series A, (Prerefunded 07/01/13 @ 100), 5.00%, 07/01/14	7,795,398
20,000,000	New Jersey State Transportation Trust Fund Authority Revenue Bonds, Transportation Systems, Series C, (FSA) (Escrowed to Maturity), 5.50%, 12/15/10	21,744,400

Total TAX-EXEMPT SECURITIES - ESCROWED IN U.S. GOVERNMENTS (Cost $44,690,969)		45,792,498

REGISTERED INVESTMENT COMPANIES (0.03%):
97,529	BlackRock Muni Fund	97,529
1	Dreyfus Tax Exempt Cash Fund	1

Total REGISTERED INVESTMENT COMPANIES (Cost $97,530)		97,530

Total Investments (Cost $333,953,264) (b) - 98.97%		340,173,853
Other assets in excess of liabilities - 1.03%		3,530,582

NET ASSETS - 100.00%		$343,704,435

(a)	Variable Rate Security – The rate disclosed is as of December 31, 2005.

(b)	Unrealized appreciation (depreciation) of securities:

Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/(Depreciation)
$7,036,379	$(815,790)	$6,220,589

AMBAC – American Municipal Bond Assurance Corp.

FGIC – Financial Guaranty Insurance Corp.

FSA – Financial Security Assurance

MBIA – Municipal Bond Insurance Association

SPA – Standby Purchase Agreement

Notes:

These municipal securities meet the three highest ratings assigned by Moody’s Investors Services, Inc. or Standard and Poor’s Corporation or, where not rated, are determined by the Advisor, under the supervision of the Board of Directors, to be of comparable quality at the time of purchase to rated instruments that may be acquired by the Fund.

At December 31, 2005, approximately 15% of the net assets are invested in municipal securities that have letter of credit enhancement features or escrows in U.S. Government securities backing them, on which the Fund relies. Without such features, the securities may or may not meet the quality standards of securities purchased by the Fund.

Excelsior Tax-Exempt Funds, Inc.

Long-Term Tax-Exempt Fund

Schedule of Portfolio Investments	December 31, 2005
(Unaudited)

TAX-EXEMPT CASH EQUIVALENT SECURITIES (13.84%):
2,500,000	Fairfax County, Virgina, Economic Development Authority, Smithsonian Institution Revenue Bonds, Series A, (SPA: Bank of America N.A.), 3.50%, 12/01/33 (a)	$2,500,000
2,000,000	Jefferson Port, Texas, Port Aurthur Navigation District Revenue Bonds, Texaco, Inc. Project, 3.78%, 10/01/24 (a)	2,000,000
1,500,000	Marshall County, West Virginia, Pollution Control Revenue Bonds, Mountaineer Carbon Co., 3.70%, 12/01/20 (a)	1,500,000
2,500,000	Pennsylvania State University Revenue Bonds, Series A, (SPA: JP Morgan Chase Bank), 3.50%, 04/01/31 (a)	2,500,000

Total TAX-EXEMPT CASH EQUIVALENT SECURITIES (Cost $8,500,000)		8,500,000

TAX-EXEMPT SECURITIES (66.42%):
2,065,000	California State General Obligation Bonds, 5.00%, 08/01/21	2,179,050
1,625,000	California State Revenue Bonds, Revenue Anticipation Notes, 4.50%, 06/30/06	1,635,140
2,500,000	Chicago, Illinois, O’Hare International Airport Revenue Bonds, General Airport, Third Lien, Series A, (FGIC), 5.00%, 01/01/33	2,583,400
3,000,000	Clark County, Nevada, School District General Obligation Bonds, Series A, (FSA), 5.00%, 06/15/15 (b)	3,233,190
2,000,000	Energy Northwest Washington Electric Revenue Bonds, Columbia Generating, Series A, 5.50%, 07/01/15	2,241,640
2,500,000	Jea, Florida, Johns River Power Systems Revenue Bonds, Issue 2, Series 21, (MBIA), 5.00%, 10/01/20	2,669,450
2,500,000	Liberty, New York, Development Corporation Revenue Bonds, Goldman Sachs Headquarters Project, 5.25%, 10/01/35	2,836,850
3,000,000	Maryland State State & Local Facilities Loan General Obligation Bonds, 1st Series, 5.00%, 08/01/16	3,256,620
2,000,000	Massachusetts State Water Resource Authority Revenue Bonds, Series A, (MBIA), 5.00%, 08/01/23	2,147,300
2,000,000	New York City, New York General Obligation Bonds, Series M, 5.00%, 04/01/22	2,091,700
3,000,000	New York State Environmental Facilities Revenue Bonds, Clean Water & Drinking Revolving Foods, 2nd Resolution, 5.00%, 06/15/33	3,124,740
3,000,000	North Carolina State Public Improvement General Obligation Bonds, Series A, 5.00%, 03/01/16	3,254,670
2,500,000	Palm Beach County, Florida, Public Improvement Revenue Bonds, Biomedical Research Park Project, Series A, (AMBAC), 5.00%, 06/01/23	2,650,000
2,500,000	Sherman, Texas, Independent School District General Obligation Bonds, Series A, (PSF-GTD), 5.00%, 02/15/26	2,617,225
2,000,000	Washington State Economic Development Authority Revenue Bonds, Biomedical Research Properties II, 5.25%, 06/01/24	2,153,540
2,000,000	Wisconsin State General Obligation Bonds, Series E, 5.00%, 05/01/10	2,118,440

Total TAX-EXEMPT SECURITIES (Cost $40,199,247)		40,792,955

TAX-EXEMPT CASH EQUIVALENT SECURITIES - BACKED BY LETTERS OF CREDIT (1.63%):
1,000,000	Southwest Texas Higher Education Authority, Inc. Revenue Bonds, Southern Methodist University, (Landesbank Hessen), 3.78%, 07/01/15 (a)	1,000,000

Total TAX-EXEMPT CASH EQUIVALENT SECURITIES - BACKED BY LETTERS OF CREDIT (Cost $1,000,000)		1,000,000

TAX-EXEMPT SECURITIES - ESCROWED IN U.S. GOVERNMENTS (20.65%):
3,000,000	Houston, Texas, Water & Sewer System Revenue Bonds, Series A, (FSA) (Prerefunded 12/01/12 @ 100), 5.00%, 12/01/30	3,218,640
2,500,000	Long Island Power Authority, New York Electric System Revenue Bonds, Series A, (FSA) (Escrowed to Maturity), 5.25%, 12/01/14	2,785,600
3,000,000	New Jersey State Transportation Trust Fund Authority Revenue Bonds, Transportation Systems, Series C, (Prerefunded 06/15/13 @ 100), 5.50%, 06/15/23	3,352,650
3,000,000	Pennsylvania State General Obligation Bonds, 2nd Series, (FSA) (Prerefunded 05/01/12 @ 100), 5.50%, 05/01/16	3,326,730

Total TAX-EXEMPT SECURITIES - ESCROWED IN U.S. GOVERNMENTS (Cost $12,373,815)		12,683,620

REGISTERED INVESTMENT COMPANIES (1.31%):
217,678	BlackRock Muni Fund	217,678
585,440	Dreyfus Tax Exempt Cash Fund	585,440

Total REGISTERED INVESTMENT COMPANIES (Cost $803,118)		803,118

Total Investments (Cost $62,876,180) (c) - 103.85%		63,779,693
Liabilities in excess of other assets - (3.85)%		(2,366,814)

NET ASSETS - 100.00%		$61,412,879

(a)	Variable Rate Security – The rate disclosed is as of December 31, 2005.

(b)	All of the security is segregated by the Fund’s custodian to cover future purchase commitments.

(c)	Unrealized appreciation (depreciation) of securities:

Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/(Depreciation)
$959,960	$(56,447)	$903,513

AMBAC – American Municipal Bond Assurance Corporation

FGIC – Financial Guaranty Insurance Corporation

FSA – Financial Security Assurance

MBIA – Municipal Bond Insurance Association

PSF-GTD – Public School Fund – Guaranteed

SPA – Standby Purchase Agreement

Notes:

These municipal securities meet the three highest ratings assigned by Moody’s Investors Services, Inc. or Standard and Poor’s Corporation or, where not rated, are determined by the Advisor, under the supervision of the Board of Directors, to be of comparable quality at the time of purchase to rated instruments that may be acquired by the Fund.

At December 31, 2005, approximately 22% of the net assets are invested in municipal securities that have letter of credit enhancement features or escrows in U.S. Government securities backing them, on which the Fund relies. Without such features, the securities may or may not meet the quality standards of securities purchased by the Fund.

Excelsior Tax-Exempt Funds, Inc.

California Short-Inermediate Tax-Exempt Income Fund

Schedule of Portfolio Investments	December 31, 2005
(Unaudited)

Shares/Principal	Security Description	Value
TAX-EXEMPT CASH EQUIVALENT SECURITIES (1.47%):
1,000,000	Metropolitan Water District of Southern California, Waterworks Revenue Bonds, (SPA: Westdeutsche Landesbank), 3.31%, 07/01/35 (a)	$1,000,000

Total TAX-EXEMPT CASH EQUIVALENT SECURITIES (Cost $1,000,000)		1,000,000

TAX-EXEMPT SECURITIES (82.48%):
1,500,000	Anaheim, California, Public Financing Authority Revenue Bonds, Distribution Systems, (AMBAC), 5.00%, 10/01/13	1,634,310
750,000	California Educational Facilities Authority, Stanford University Revenue Bonds, Series R, 5.00%, 11/01/11	809,580
1,000,000	California State Department of Transportation Revenue Bonds, Federal Highway Grant Anticipation Bonds, Series A, (FGIC), 4.50%, 02/01/13	1,055,090
1,000,000	California State Department of Water Resources Central Valley Project Revenue Bonds, Series T, 5.00%, 12/01/11	1,053,520
1,000,000	California State Department of Water Resources Central Valley Project Revenue Bonds, Series Y, 5.00%, 12/01/10	1,072,170
3,000,000	California State Department of Water Resources Revenue Bonds, Series W, (AMBAC), 5.50%, 12/01/09	3,238,740
3,000,000	California State Economic Recovery, Special Sales Tax Revenue Bonds, Series B, 5.00%, 07/01/07	3,070,410
1,000,000	California State Economic Recovery, Special Sales Tax Revenue Bonds, Series A, (FGIC), 5.25%, 07/01/14	1,110,490
750,000	California State General Obligation Bonds, 6.25%, 04/01/08	795,158
750,000	California State General Obligation Bonds, (MBIA), 7.50%, 10/01/07	804,735
750,000	California State Infrastructure & Economic Development Bank Revenue Bonds, Bay Area Toll Bridges, Series A, (FSA), 5.00%, 07/01/11	807,675
1,000,000	California State University Systemwide Revenue Bonds, Series A, (AMBAC), 5.00%, 11/01/12	1,085,860

1,000,000	California Statewide Communities Development Authority Revenue Bonds, California Endowment, 5.00%, 07/01/13	1,087,080
1,000,000	Central Valley, California, School District Financing Authority Revenue Bonds, Series A, (MBIA), 6.15%, 08/01/09	1,091,390
1,000,000	Contra Costa, California, Transportation Authority Sales Tax Revenue Bonds, Series A, (FGIC), 6.00%, 03/01/08	1,058,680
750,000	East Bay, California, Regional Park District Authority General Obligation Bonds, 5.00%, 09/01/07	772,058
975,000	Foothill- De Anza, California, Community College District General Obligation Bonds, (FGIC), 5.00%, 08/01/14	1,048,320
1,000,000	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Revenue Bonds, Enhanced-Asset Backed, Series A, 5.00%, 06/01/15	1,006,780
3,500,000	Los Angeles County, California, Metropolitan Transportation Authority Sales Tax Revenue Bonds, Series A, (FSA), 5.25%, 07/01/10	3,750,809
1,000,000	Los Angeles, California, Department of Water & Power Revenue Bonds, Power System, Series A, Sub-Series A-1, (MBIA), 5.00%, 07/01/14	1,084,350
1,000,000	Los Angeles, California, General Obligation Bonds, Series A, (MBIA), 4.00%, 09/01/13	1,023,830
1,000,000	Los Angeles, California, Sanitation Equipment Charge Revenue Bonds, (FGIC), 5.00%, 02/01/13	1,086,050
1,000,000	Los Angeles, California, Sanitation Equipment Charge Revenue Bonds, Series A, (FSA), 5.00%, 02/01/10	1,062,690

3,000,000	Los Angeles, California, Waste Water System Revenue Bonds, Series B, (MBIA), 5.00%, 06/01/10	3,199,830
1,000,000	Metropolitan Water District of Southern California, General Obligation Bonds, Series A, 3.00%, 03/01/08	995,840
960,000	Metropolitan Water District of Southern California, Revenue Bonds, 5.75%, 07/01/09	1,034,938
975,000	Modesto, California, Irrigation District Financing Authority Revenue Bonds, Series A, (MBIA), 5.45%, 10/01/07	1,010,402
1,000,000	Moulton-Niguel, California, Water District General Obligation Bonds, (AMBAC), 4.00%, 09/01/10	1,026,030

1,000,000	Napa County, California, Flood Protection & Watershed Improvement Authority, General Obligation Bonds, (AMBAC), 4.50%, 06/15/12	1,054,870
1,100,000	Orange County, California, Local Transportation Authority Sales Tax Revenue Bonds, 1st Senior, (AMBAC), 6.00%, 02/15/08	1,163,041
1,000,000	Orange County, California, Local Transportation Authority Sales Tax Revenue Bonds, 2nd Senior, (FGIC), 6.00%, 02/15/07	1,030,950
1,000,000	Oxnard, California, Wastewater District Financing Authority Revenue Bonds, (FGIC), 3.50%, 06/01/09	1,007,010
1,000,000	Rancho, California, Water District Financing Authority Revenue Bonds, Series A, (FSA), 5.50%, 08/01/10	1,088,650
1,000,000	San Diego County, California, Certificates of Participation, (AMBAC), 5.00%, 11/01/11	1,076,710
1,000,000	San Diego, California, Public Facilities Financing Authority Sewer Revenue Bonds, (FGIC), 5.20%, 05/15/13	1,018,770
1,000,000	San Diego, California, Public Facilities Financing Authority Water Revenue Bonds, (MBIA), 5.00%, 08/01/11	1,076,360
1,000,000	San Francisco, California, City & County General Obligation Bonds, (FSA), 5.00%, 06/15/08	1,043,180
1,000,000	San Francisco, California, City & County Public Utilities Communication Clean Water Revenue Bonds, (MBIA), 5.00%, 10/01/13	1,084,480
3,000,000	San Francisco, California, State Building Authority Lease Revenue Bonds, California State & San Francisco Civic Center, Series A, 5.00%, 12/01/12	3,213,000
1,000,000	San Mateo, Foster City, California, School Facilities Financing Authority Revenue Bonds, (FSA), 4.00%, 08/15/12	1,025,090
1,075,000	Santa Clara County, California, Financing Authority Lease Revenue Bonds, Multiple Facilities Project, Series A, (AMBAC), 4.50%, 05/15/12	1,104,831
1,000,000	Southern California Public Power Authority Revenue Bonds, Transmission Project, Series A, (MBIA), 5.25%, 07/01/09	1,056,670
1,000,000	Southern California Public Power Authority Revenue Bonds, Transmission Project, Series B, (FSA), 4.25%, 07/01/11	1,039,690

Total TAX-EXEMPT SECURITIES (Cost $55,751,161)		55,960,117

TAX-EXEMPT CASH EQUIVALENT SECURITIES - BACKED BY LETTERS OF CREDIT (1.99%):
800,000	California State General Obligation Bonds, Kindergarten-University, Series B-3, (Citibank N.A.-37% / State Street Bank & Trust-37% / National Australia Bank-25%), 3.62%, 05/01/34 (a)	800,000
550,000	Orange County, California, Sanitation Districts, Certificate of Participation, (AMBAC) (Societe Generale), 3.62%, 08/01/16 (a)	550,000

Total TAX-EXEMPT SECURITIES - BACKED BY LETTERS OF CREDIT (Cost $1,350,000)		1,350,000

TAX-EXEMPT SECURITIES - ESCROWED IN U.S. GOVERNMENTS (9.48%):
2,000,000	Riverside, California, Water Revenue Bonds, (FGIC) (Prerefunded 10/01/11 @ 101), 5.00%, 10/01/26	2,179,760
1,000,000	Sacramento, California, City Financing Authority Revenue Bonds, City Hall, Series A, (FSA) (Prerefunded 12/01/12 @ 100), 5.25%, 12/01/17	1,103,910
3,000,000	San Diego County, California, Water Authority Certificates of Participation, Series A, (FGIC) (Prerefunded 05/01/08 @ 101), 5.00% 05/01/14	3,149,040

Total TAX-EXEMPT SECURITIES - ESCROWED IN U.S. GOVERNMENTS (Cost $6,439,698)		6,432,710

REGISTERED INVESTMENT COMPANIES (3.12%):
1,185,215	BlackRock California Money Fund	1,185,215
929,002	Federated California Money Fund	929,002

Total REGISTERED INVESTMENT COMPANIES (Cost $2,114,217)		2,114,217

Total Investments (Cost $66,655,076) (b) - 98.54%		66,857,044
Other assets in excess of liabilities - 1.46%		991,961

NET ASSETS - 100.00%		$67,849,005

(a)	Variable Rate Security – The rate disclosed is as of December 31, 2005.

(b)	Unrealized appreciation (depreciation) of securities:

Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/(Depreciation)
$429,732	$(227,764)	$201,968

AMBAC – American Municipal Bond Assurance Corp.

FGIC – Financial Guaranty Insurance Corp.

FSA – Financial Security Assurance

MBIA – Municipal Bond Insurance Association

Notes:

These municipal securities meet the three highest ratings assigned by Moody’s Investors Services, Inc. or Standard and Poor’s Corporation or, where not rated, are determined by the Advisor, under the supervision of the Board of Directors, to be of comparable quality at the time of purchase to rated instruments that may be acquired by the Fund.

At December 31, 2005, approximately 11% of the net assets are invested in municipal securities that have letter of credit enhancement features or escrows in U.S. Government securities backing them, on which the Fund relies. Without such features, the securities may or may not meet the quality standards of securities purchased by the Fund.

At December 31, 2005, approximately, 95% of the net assets are invested in California municipal securities. Economic changes affecting the state and certain of its public bodies and municipalities may affect the ability of issuers to pay the required principal and interest payments of the municipal securities.

Excelsior Tax-Exempt Fund, Inc.

New York Intermediate-Term Tax-Exempt Fund

Schedule of Portfolio Investments	December 31, 2005
(Unaudited)

Shares/Principal	Security Description	Value
TAX-EXEMPT SECURITIES (84.39%):
2,565,000	Babylon, New York, General Obligation Bonds, (AMBAC), 5.00%, 01/01/13	$2,765,429
4,000,000	Buffalo, New York, Fiscal Stability Authority, Sales Tax & State Aid Revenue Bonds, Series B, (MBIA), 5.00%, 09/01/11	4,294,640
10,000,000	Long Island Power Authority, New York Electric Authority Revenue Bonds, Series A, (AMBAC), 5.50%, 12/01/11	11,002,400
8,500,000	Nassau County, New York, Interim Finance Authority, Sales Tax Revenue Bonds, Series H, (AMBAC), 5.25%, 11/15/15	9,372,440
5,000,000	New York City, New York, General Obligation Bonds, Series G, 5.00%, 12/01/22	5,222,600
5,000,000	New York City, New York, General Obligation Bonds, Series O, 5.00%, 06/01/09	5,235,400
6,000,000	New York City, New York, Transitional Finance Authority Revenue Bonds, Series A-1, 5.00%, 11/01/19	6,419,340
5,000,000	New York State Dormitory Authority, New York University Revenue Bonds, Series A, (AMBAC), 5.75%, 07/01/12	5,614,050
1,015,000	New York State Dormitory Authority, State University Facilities Revenue Bonds, Series A, (FSA), 5.25%, 05/15/21	1,134,263
6,000,000	New York State Environmental Facilties Revenue Bonds, Municipal Water, Project K, 5.00%, 06/15/12	6,504,300
5,000,000	New York State Local Government Assistance Corporation Revenue Bonds, Series A-1, (FSA), 5.00%, 04/01/12	5,390,650
6,500,000	New York State Sales Tax Asset Receivable Corporation Revenue Bonds, Series A, (MBIA), 5.00%, 10/15/22	6,927,245
5,000,000	New York State Thruway Authority, Highway & Bridge Trust Fund Revenue Bonds, Series B, (AMBAC), 5.00%, 04/01/19	5,374,650
6,000,000	New York State Thruway Authority, State Personal Income Tax Revenue Bonds, Series A, (AMBAC), 5.00%, 03/15/16	6,468,600
2,155,000	New York State Urban Development Corporation Revenue Bonds, (FSA), 5.00%, 01/01/16	2,341,494
5,035,000	New York State Urban Development Corporation Revenue Bonds, (FSA), 5.00%, 01/01/17	5,437,548
670,000	Onondaga County, New York, Water Authority Revenue Bonds, Series A, (AMBAC), 5.00%, 09/15/16	728,417
700,000	Onondaga County, New York, Water Authority Revenue Bonds, Series A, (AMBAC), 5.00%, 09/15/17	756,924
700,000	Onondaga County, New York, Water Authority Revenue Bonds, Series A, (AMBAC), 5.00%, 09/15/19	753,424
810,000	Onondaga County, New York, Water Authority Revenue Bonds, Series A, (AMBAC), 5.00%, 09/15/20	868,458
850,000	Onondaga County, New York, Water Authority Revenue Bonds, Series A, (AMBAC), 5.00%, 09/15/21	908,531
895,000	Onondaga County, New York, Water Authority Revenue Bonds, Series A, (AMBAC), 5.00%, 09/15/22	952,217
940,000	Onondaga County, New York, Water Authority Revenue Bonds, Series A, (AMBAC), 5.00%, 09/15/23	1,000,094
5,000,000	Puerto Rico Electric Power Authority Revenue Bonds, Series BB, (MBIA), 6.00%, 07/01/11	5,600,750
2,425,000	Yonkers, New York, General Obligation Bonds, Series B, (MBIA), 5.00%, 08/01/21	2,582,455
2,545,000	Yonkers, New York, General Obligation Bonds, Series B, (MBIA), 5.00%, 08/01/22	2,701,976

Total TAX-EXEMPT SECURITIES (Cost $105,517,621)		106,358,295

TAX-EXEMPT SECURITIES - ESCROWED IN U.S. GOVERNMENTS (14.14%):
10,000,000	Long Island Power Authority, New York Electric System Revenue Bonds, Series A, (FSA) (Escrowed to Maturity), 5.25%, 12/01/14	11,142,400
6,000,000	New York State Metropolitan Transportation Authority Revenue Bonds, Service Contract, Series 8, (FSA) (Prerefunded 07/01/13 @ 100), 5.38%, 07/01/21	6,681,180

Total TAX-EXEMPT SECURITIES - ESCROWED IN U.S. GOVERNMENTS (Cost $17,929,390)		17,823,580

REGISTERED INVESTMENT COMPANIES (0.61%):
1	Dreyfus New York Tax Exempt Cash Fund	1
765,000	Provident Institutional New York Money Market Fund	765,000

Total REGISTERED INVESTMENT COMPANIES (Cost $765,001)		765,001

Total Investments (Cost $124,212,012) (a) - 99.14%		124,946,876
Other assets in excess of liabilities - 0.86%		1,083,556

NET ASSETS - 100.00%		$126,030,432

(a)	Unrealized appreciation (depreciation) of securities:

Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/(Depreciation)
$1,030,008	$(295,144)	$734,864

AMBAC – American Municipal Bond Assurance Corp.

FSA – Financial Security Assurance

MBIA – Municipal Bond Insurance Association

Notes:

These municipal securities meet the three highest ratings assigned by Moody’s Investors Services, Inc. or Standard and Poor’s Corporation or, where not rated, are determined by the Advisor, under the supervision of the Board of Directors, to be of comparable quality at the time of purchase to rated instruments that may be acquired by the Fund.

At December 31, 2005, approximately 14% of the net assets are invested in municipal securities that have letter of credit enhancement features or escrows in U.S. Government securities backing them, on which the Fund relies. Without such features, the securities may or may not meet the quality standards of securities purchased by the Fund.

At December 31, 2005, approximately 96% of the net assets are invested in New York municipal securities. Economic changes affecting the state and certain of its public bodies and municipalities may affect the ability of issuers to pay the required principal and interest payments of the municipal securities.

Item 2.	Controls and Procedures.

(a)	The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Excelsior Tax-Exempt Funds, Inc.

By (Signature and Title)	/s/ MARY MARTINEZ
Mary Martinez, President

Date February 24, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Mary Martinez
Mary Martinez, President

Date February 24, 2006

By (Signature and Title)	/s/ GEORGE PEREIRA
George Pereira, Treasurer

Date February 24, 2006